RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
RELATED PARTIES

NOTE 35 — RELATED PARTIES

Relationships	Name of related party

Board members and key management	Roger James Hamilton Eva Mantziou
Suraj Naik
Gaurav Dama Mr Gary M Pattinson Ian Putter
Thomas Putter Eduardo Huerto Mercado Simon Zutshi
Lilian Niemann Angela Stead
Jeff Hays Patrick Gentempo
Related entity	GeniusU Web Services Pvt Ltd Entrepreneur Resorts Limited
Entrepreneur Institute Australia Pty Ltd
Health 360 Pte Ltd
The Genius Movement Pte Ltd
World Game Pte Ltd
Health Dynamics
Wealth Dynamics America
BG2 Ltd
BG3 Ltd
BG4 Ltd
BMV Finance
Crowd Property
Hatfield House
Property Mastermind International
Zutshi LLP
Vision 1 Investments
Throckley
MSJ Foundation
Magic Spark

See Note 21 — Loans Payable, Related Parties for information on related party balances.